DEBT - Narrative (Details) - USD ($)		1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2020	Feb. 29, 2020	Feb. 28, 2019	Mar. 31, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Debt Instrument [Line Items]
Interest rate, stated percentage				3.00%
Proceeds from issuance of debt						$ 4,134,000	$ 0	$ 4,134,000	$ 4,134,000	$ 0	$ 4,100,000
Notes Payable to Banks
Debt Instrument [Line Items]
Face amount							$ 0		$ 4,100,000			$ 4,100,000
Interest rate, stated percentage												2.43%
Extension term			1 year	1 year
Repayments of long-term debt					$ 4,100,000
Notes Payable to Banks | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Interest rate, stated percentage	0.98%	0.98%
Proceeds from issuance of debt		$ 4,100,000
Repayments of long-term debt	$ 4,100,000